Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [line items]
Bank balances	$ 51	$ 86
Bank overdrafts	$ 44	$ 55